Gain on Sale of Assets and Other Income (Expense)	12 Months Ended
Dec. 31, 2012
Other Income and Expenses [Abstract]
Gain on Sale of Assets and Other Income (Expense)
14. Gain on Sale of Assets and Other Income (Expense)

The gain on sale of assets and other income (expense) for the years ended December 31 were as follows:

	2012	2011	2010
Other income (expense)	$117	$191	$364
Gain (loss) on disposition of assets	—	(75)	17
	$117	$116	$381